CAPITAL RISK MANAGEMENT (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Capital risk management [Abstract]
Amount of deferred payment of Social Security	$ 1.1	$ 1.1			$ 1.8
U S Based Subsidiaries [Member]
Capital risk management [Abstract]
Number of subsidiaries that deferred payment of Social Security | subsidiary		1
Amount of cash outflow for deferred social security payment made	0.7		$ 4.4
Amount of deferred payment of Social Security	3.7	$ 3.7			1.8
U S Based Subsidiaries [Member] | Financial Year 2022 [Member]
Capital risk management [Abstract]
Repayment of Deferred Payment of Social Security	$ 2.6	$ 2.6
U S Based Subsidiaries [Member] | Financial Year 2023 [Member]
Capital risk management [Abstract]
Repayment of Deferred Payment of Social Security					$ 1.1
Pakistan [Member]
Capital risk management [Abstract]
Loans received				$ 1.7
Period of employee wages and salaries to be funded with loans		3 months
Term of loan		2 years